Income Taxes - Summary of Reconciliation Between Standard and Effective Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between standard and effective income tax:
Income before tax	€ (364)	€ 1,453	€ 746
Income tax calculated using weighted average applicable statutory tax rates	(99)	292	177
Difference due to the effects of:
Non-taxable income	(46)	(76)	(80)
Non-tax deductible expenses	22	22	28
Changes in tax rate/base	(11)	33	(30)
Tax credits	(57)	(67)	(68)
Other taxes	(2)	57	29
Adjustments to prior years	(33)	(22)	11
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	12	4	(35)
Non-recognition of deferred tax assets	7	17	17
Tax effect of (profit) / losses from joint ventures and associates	(17)	(11)	(9)
Other	(4)	(32)	(1)
Income tax for the period (income) / charge	€ (229)	€ 217	€ 39